Capital - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Translation Adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments	₩ (1,045)	₩ 275